RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Interest income	¥ 5,254	¥ 3,218	¥ 3,010
Interest expense	7,146	9,219	8,133
Guarantees	24,192	22,872
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods	244,211	194,179	211,197
Purchases	165,993	118,242	92,627
Transportation and storage	7,716	1,333	1,299
Exploration and development services	21,210	27,201	37,444
Production related services	20,824	10,816	10,880
Ancillary and social services	6,653	6,584	6,754
Operating lease charges for land	8,015	10,474	10,618
Operating lease charges for buildings	510	449	462
Other operating lease charges	626	456	302
Agency commission income	127	129	116
Interest income	807	209	207
Interest expense	554	996	1,194
Net deposits placed with related parties	(7,441)	(21,770)	(14,082)
Net loans ( repaid to)/ obtained from to related parties	5,279	(24,877)	¥ (57,881)
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
Deposits placed with related parties	¥ 47,514	¥ 40,073